Supplementary Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data [Abstract]
Quarterly Financial Data
Year Ended December 31, 2012(1)

	Three-Month Period Ended
	March 31, 2012	June 30, 2012(2)	September 30, 2012	December 31, 2012
Total revenues	$1,583,655	$1,687,814	$1,801,786	$1,722,854
Gross profit	670,229	702,637	793,122	742,316
Net earnings	129,469	139,173	212,086	162,160
Net earnings attributable to Mylan Inc. common shareholders	129,079	138,550	211,257	161,964
Earnings per share(3) :
Basic	$0.30	$0.33	$0.52	$0.40
Diluted	$0.30	$0.33	$0.51	$0.39
Share prices(4):
High	$23.69	$23.54	$24.55	$28.30
Low	$20.75	$20.64	$21.54	$23.44

Year Ended December 31, 2011

	Three-Month Period Ended
	March 31, 2011(5)	June 30, 2011	September 30, 2011	December 31, 2011(5)
Total revenues	$1,448,958	$1,573,877	$1,575,756	$1,531,234
Gross profit	590,946	669,429	658,391	644,598
Net earnings	104,545	146,986	157,378	129,894
Net earnings attributable to Mylan Inc. common shareholders	104,175	146,446	156,698	129,491
Earnings per share(3):
Basic	$0.24	$0.34	$0.37	$0.30
Diluted	$0.23	$0.33	$0.36	$0.30
Share prices(4):
High	$23.83	$25.23	$24.97	$21.83
Low	$21.14	$22.04	$16.99	$16.16

(1)
Certain insignificant amounts of revenue and gross profit previously included in the quarterly financial results for the first through third quarters of 2012 have been reclassified to other income (expense), net, as losses from an equity method affiliate. Accordingly, the unaudited quarterly financial data for the first through third quarters of 2012 has been revised with no impact on previously reported net earnings attributable to Mylan Inc. common shareholders. The revision had no impact on the 2011 Quarterly Financial Data.

(2)	The results for the three months ended June 30, 2012 include $12.2 million of net earnings from litigation settlements.

(3)	The sum of earnings per share for the quarters may not equal earnings per share for the total year due to changes in the average number of common shares outstanding.

(4)	Closing prices are as reported on the NASDAQ Stock Market.

(5)	The results for the three months ended March 31, 2011 and December 31, 2011 include $24.0 million and $20.1 million, respectively, of net charges related to litigation.